SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
JNL® SERIES TRUST

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The following should be added to the list of funds on the cover page:

JPMorgan/JNL International Value Fund
PPM America/JNL Value Fund
S&P/JNL Core Index 100 Fund
S&P/JNL Core Index 75 Fund
S&P/JNL Core Index 50 Fund

On pages 18, 38, 41, 43, 45 and 48 the "*" footnote should be deleted.

On pages 76, 80, 84, 88, 91 and 94 the following funds should be added to the list of underlying funds in the section entitled "Principal Investment Strategies:"

JPMorgan/JNL International Value Fund PPM America/JNL Value Fund

On pages 78, 82, 86, 90, 93 and 96, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industrials equity analysts and covered the automotive and capital goods sectors.

The following should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST:"

JPMorgan/JNL International Value Fund

Investment Objective. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

o	Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund’s shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund’s annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund’s performance. As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -16.24% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2001

--------------------------------------------- ------------ --------------------
                                                1 year        Life of Fund*
--------------------------------------------- ------------ --------------------
JPMorgan/JNL International Value Fund           -20.33%          -2.20%
SSB PMI Value EPAC Index                        -18.14%          -2.74%
MSCI All Country World Free (ex-U.S.) Index     -20.98%          -3.83%
--------------------------------------------- ------------ --------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser’s view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The sub-adviser manages the Fund actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a “value” approach, the Fund seeks to invest in stocks the sub-adviser believes are underpriced relative to other stocks considered, determined by comparison of price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using ratios or target prices determined by the sub-adviser based on its analysis, to evaluate companies relative to one another on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Performance. The performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund’s investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in “value” stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund’s investment objectives.

S&P/JNL Core Index 100 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 100 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Underlying Funds in which the S&P/JNL Core Index 100 Fund may invest are the Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund, JPMorgan/JNL Enhanced S&P 500 Stock Index Fund and the PPM America/JNL Money Market Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities of the various indexes. These investments may include Funds that invest in stocks of large, established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Fund that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

o	Market risk. Because the Fund indirectly invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond’s price to fall.

o	Small cap investing risk. The prices of equity securities of smaller companies may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

o	Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Fund’s performance will be more vulnerable to changes in the market value of those companies.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or mid-cap companies.

The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund’s expenses and Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of the underlying Funds’ shares.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities.

o	High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

o	Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

o	Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of an Underlying Fund depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

o	Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

Additional Information about the Other Investment Strategies. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industrials equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Core Index 75 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 75 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 75% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 25% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large, established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars, as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

o	Market risk. Because the Fund indirectly invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Funds, will fall. A broad-based market drop may also cause a bond’s price to fall.

o	Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of an Underlying Fund depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

o	Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which an Underlying Fund is likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

o	Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, an Underlying Fund’s performance will be more vulnerable to changes in the market value of those companies.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, an Underlying Fund’s performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or mid-cap companies.

The underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund’s and Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of Underlying Funds’ shares.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

o	High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

o	Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

o	Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Emerging markets risk. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

Additional Information about the Other Investment Strategies. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor's with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor's since 1985. Prior to that, Mr. Braverman worked for S&P's corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer's office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor's from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P's industrials equity analysts and covered the automotive and capital goods sectors.

S&P/JNL Core Index 50 Fund

Investment Objective. The investment objective of the S&P/JNL Core Index 50 Fund is long-term capital growth and current income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in a diversified group of other Funds of the Trust (Underlying Funds). The Fund will invest up to 50% in the following Funds: Mellon Capital Management/JNL S&P 500 Index Fund, Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund, Mellon Capital Management/JNL Small Cap Index Fund, Mellon Capital Management/JNL International Index Fund, Mellon Capital Management/JNL Bond Index Fund and JPMorgan/JNL Enhanced S&P 500 Stock Index Fund. The remaining 50% may be invested in the following Funds: AIM/JNL Large Cap Growth Fund, AIM/JNL Small Cap Growth Fund, AIM/JNL Premier Equity II Fund, Alger/JNL Growth Fund, Alliance Capital/JNL Growth Fund, Eagle/JNL Core Equity Fund, Eagle/JNL SmallCap Equity Fund, JPMorgan/JNL International Value Fund, Janus/JNL Aggressive Growth Fund, Janus/JNL Balanced Fund, Janus/JNL Capital Growth Fund, Lazard/JNL Mid Cap Value Fund, Lazard/JNL Small Cap Value Fund, Oppenheimer/JNL Global Growth Fund, Oppenheimer/JNL Growth Fund, PIMCO/JNL Total Return Bond Fund, Putnam/JNL Equity Fund, Putnam/JNL International Equity Fund, Putnam/JNL Value Equity Fund, Putnam/JNL Midcap Growth Fund, PPM America/JNL Balanced Fund, PPM America/JNL High Yield Bond Fund, PPM America/JNL Money Market Fund, PPM America/JNL Value Fund, Salomon Brothers/JNL Global Bond Fund, Salomon Brothers/JNL U.S. Government & Quality Bond Fund, T. Rowe Price/JNL Established Growth Fund, T. Rowe Price/JNL Mid-Cap Growth Fund, and T. Rowe Price/JNL Value Fund.

The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. These investments may include Funds that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities. These investments may include Underlying Funds that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Funds that invest exclusively in bonds of U.S. issuers. The Fund may invest in Underlying Funds that invest exclusively in investment-grade securities, as well as Underlying Funds that invest in high-yield, high-risk bonds.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. Since the Fund concentrates its investments in shares of the Underlying Funds, its performance is directly related to the ability of the Underlying Funds to meet their respective investment objectives, as well as the sub-adviser’s allocation among the Underlying Funds. Accordingly, a variety of factors may influence the performance of the Fund, such as:

o	Market risk. Because the Fund indirectly invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

For bonds, market risk generally reflects credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds, including those held by the Underlying Fund, will fall. A broad-based market drop may also cause a bond’s price to fall.

o	Small cap investing risk. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Underlying Funds are likely to invest have limited product lines, markets or financial resources, or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Fund may not be appropriate for all investors.

o	Index investing risk. While the indices are comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the indices to be significantly influenced by a handful of companies. Thus, the Underlying Funds’ performance will be more vulnerable to changes in the market value of those companies.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds, such as those emphasizing small- or mid-cap companies.

The Underlying Funds use indexing strategies. The Underlying Funds do not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The correlation between fund and index performance may be affected by the Fund’s expenses and the Underlying Funds’ expenses, changes in securities markets, changes in the composition of the index, the size of the Underlying Funds’ portfolios and the timing of purchases and redemptions of Underlying Funds’ shares.

o	Derivatives risk. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Underlying Funds’ sub-advisers must correctly predict the price movements, during the life of the derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of an Underlying Fund depending on the nature and extent of the derivatives in the Underlying Fund’s portfolio. If the Underlying Fund’s sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of derivatives that do not correlate with price movements in the rest of the portfolio.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile and less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause an Underlying Fund’s performance to fluctuate more than if it held only U.S. securities. To the extent an Underlying Fund invests in bonds issued by a foreign government, the Underlying Fund may have limited legal recourse in the event of a default. Political conditions, especially a country’s willingness to meet the terms of its debt obligations, can create special risks.

o	High-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Underlying Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

o	Pre-payment risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date.

o	Currency risk. The value of an Underlying Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Underlying Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Emerging markets risk. The Fund may invest in a portion of its assets in one or more Underlying Funds that hold securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Non-diversification. The Fund is “non-diversified.” Under a definition provided by the Investment Company Act of 1940, as amended, non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries. Thus, the Fund may hold a smaller number of issuers than if it were “diversified.” With a smaller number of different issuers, the Fund is subject to more risk than another Fund holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Fund’s total return and share price.

Because the Fund invests exclusively in other Funds of the Trust, you should look elsewhere in this prospectus for the particular information about those Funds.

Performance. The Performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not been in operation for a full fiscal year as of December 31, 2001.

Additional Information about the Other Investment Strategies. When the sub-adviser believes that a temporary defensive position is desirable, the Fund may invest up to 100% of its assets in cash, cash equivalents or Underlying Funds that invest primarily in fixed-income securities. Taking a defensive position may reduce the potential for appreciation of the Fund’s portfolio.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industrials equity analysts and covered the automotive and capital goods sectors.

The following should be added to the chart in the section entitled “Management Fee” on page 113:

JPMorgan/JNL International Value Fund      $0 to $50 million               .975%
                                           $50 million to $200 million     .95%
                                           $200 million to $350 million    .90%
                                           Over $350 million               .85%

PPM America/JNL Value Fund                 $0 to $300 million              .75%
                                           $300 million to $500 million    .70%
                                           Over $500 million               .65%

S&P/JNL Core Index 100 Fund                $0 to $500 million              .15%
                                           Over $500 million               .10%

S&P/JNL Core Index 50 Fund                 $0 to $500 million              .15%
                                           Over $500 million               .10%

S&P/JNL Core Index 75 Fund                 $0 to $500 million              .15%
                                           Over $500 million               .10%

The next page should be added to the section entitled "Financial Highlights" on page 120:

(To be used with VC3656 Rev. 05/02 and NV3174CE 05/02.)

V8118 Rev. 09/02

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
JNL® SERIES TRUST

All references to J.P. Morgan/JNL International & Emerging Markets Fund should be changed to JPMorgan/JNL International Value Fund.

On page 10, the first two paragraphs under the section entitled "Principal Investment Strategies" should be deleted and replaced with the following paragraph:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

On page 10, the following should be added to the section entitled “Principal Risks of Investing in the Fund:"

o

Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

On page 11, the chart entitled "Average Annual Total Returns as of December 31, 2001" should be deleted and replaced in its entirety with the following:

 -------------------------------------------------- ---------------- --------------------
                                                         1 year         Life of Fund*
 -------------------------------------------------- ---------------- --------------------
 JPMorgan/JNL International Value Fund                   -20.33%           -2.20%
 SSB PMI Value EPAC Index                                -18.14%           -2.74%
 MSCI All Country World Free (ex-U.S.) Index             -20.98%           -3.83%
 -------------------------------------------------- ---------------- --------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

On page 11, the first paragraph in the section entitled “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund” should be deleted and replaced in its entirety with the following paragraph:

The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

On pages 49, 53, 56, 60, 63 and 66, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraphs:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industrials equity analysts and covered the automotive and capital goods sectors.

On page 82, the information for the Salomon Brothers/JNL Balanced Fund and the Salomon Brothers/JNL High Yield Bond Fund under the section entitled “Management Fee” should be deleted and replaced with the following:

---------------------------------------------- ------------------------------ ----------
Salomon Brothers/JNL Balanced Fund             $0 to $50 million                   .80%
                                               $50 million to $150 million         .75%
                                               Over $150 million                   .70%

---------------------------------------------- ------------------------------ ----------
Salomon Brothers/JNL High Yield Bond Fund      $0 to $50 million                   .80%
                                               $50 million to $150 million         .75%
                                               Over $150 million                   .70%

---------------------------------------------- ------------------------------ ----------

(To be used with VC3657 Rev. 05/02 and NV3784 Rev. 05/02.)

V8113 Rev. 09/02

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
JNL® SERIES TRUST

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, and all references to J.P. Morgan/JNL International & Emerging Markets Fund should be changed to JPMorgan/JNL International Value Fund.

On page 7, the first two paragraphs under the section entitled "Principal Investment Strategies" should be deleted and replaced with the following paragraph:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

On page 7, the following should be added to the section entitled “Principal Risks of Investing in the Fund:"

o	Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

On page 8, the chart entitled "Average Annual Total Returns as of December 31, 2001" should be deleted and replaced in its entirety with the following:

---------------------------------------------- ------------------ --------------------
                                                    1 year           Life of Fund*
---------------------------------------------- ------------------ --------------------
JPMorgan/JNL International Value Fund              -20.33%              -2.20%
SSB PMI Value EPAC Index                           -18.14%              -2.74%
MSCI All Country World Free (ex-U.S.) Index        -20.98%              -3.83%
---------------------------------------------- ------------------ --------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

On page 8, the first paragraph in the section entitled “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund” should be deleted and replaced in its entirety with the following paragraph:

The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

On pages 41, 45 and 49, the section entitled "The Sub-Adviser and Portfolio Management" should be deleted and replaced in its entirety with the following paragraph:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s Industrials equity analysts and covered the automotive and capital goods sectors.

On pages 65-66, the information for the Salomon Brothers/JNL Balanced Fund and the Salomon Brothers/JNL High Yield Bond Fund under the section entitled “Management Fee” should be deleted and replaced with the following:

---------------------------------------------- ----------------------------------- ---------
Salomon Brothers/JNL Balanced Fund             $0 to $50 million                       .80%
                                               $50 million to $150 million             .75%
                                               Over $150 million                       .70%
---------------------------------------------- ----------------------------------- ---------
Salomon Brothers/JNL High Yield Bond Fund      $0 to $50 million                       .80%
                                               $50 million to $150 million             .75%
                                               Over $150 million                       .70%
---------------------------------------------- ----------------------------------- ---------

(To be used with VC3723 Rev. 05/02.)

V8069 Rev. 09/02

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR
JNL® SERIES TRUST

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The following should be added to the list of funds on the cover page:

JPMorgan/JNL International Value Fund
PPM America/JNL Value Fund

On pages 76, 80, 84, 88, 91, 94, 100 and 104, the following funds should be added to the list of underlying funds in the section entitled "Principal Investment Strategies:"

JPMorgan/JNL International Value Fund
PPM America/JNL Value Fund

On pages 78, 82, 86, 90, 93, 96, 99, 102 and 106, the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industrials equity analysts and covered the automotive and capital goods sectors.

The following should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST:"

JPMorgan/JNL International Value Fund

Investment Objective. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

o	Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund’s shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund’s annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund’s performance. As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -16.24% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2001

--------------------------------------------- ---------------- -----------------
                                                  1 year          Life of Fund*
--------------------------------------------- ---------------- -----------------
JPMorgan/JNL International Value Fund             -20.33%            -2.20%
SSB PMI Value EPAC Index                          -18.14%            -2.74%
MSCI All Country World Free (ex-U.S.) Index       -20.98%            -3.83%
--------------------------------------------- ---------------- -----------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser’s view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The sub-adviser manages the Fund actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a “value” approach, the Fund seeks to invest in stocks the sub-adviser believes are underpriced relative to other stocks considered, determined by comparison of price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using ratios or target prices determined by the sub-adviser based on its analysis, to evaluate companies relative to one another on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Performance. The performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund’s investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in “value” stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund’s investment objectives.

The following should be added to the chart in the section entitled “Management Fee” on page 124:

JPMorgan/JNL International Value Fund     $0 to $50 million                    .975%
                                          $50 million to $200 million          .95%
                                          $200 million to $350 million         .90%
                                          Over $350 million                    .85%

PPM America/JNL Value Fund                $0 to $300 million                   .75%
                                          $300 million to $500 million         .70%
                                          Over $500 million                    .65%

The next page should be added to the section entitled "Financial Highlights" on page 131:

(To be used with VC5526 Rev. 05/02, VC4224 Rev. 05/02.)

V8067 Rev. 09/02

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS DATED MAY 1, 2002
FOR JNL® SERIES TRUST

All references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

The following should be added to the list of funds on the cover page:

JPMorgan/JNL International Value Fund
PPM America/JNL Value Fund

On pages 76, 80, 84, 88, 91, 94, 100 and 104 the following funds should be added to the list of underlying funds in the section entitled "Principal Investment Strategies":

JPMorgan/JNL International Value Fund
PPM America/JNL Value Fund

On pages 78, 82, 86, 90, 93, 96, 99, 102 and 106, the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraph:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s industrials equity analysts and covered the automotive and capital goods sectors.

The following should be added to the section entitled "ABOUT THE FUNDS OF THE TRUST:"

JPMorgan/JNL International Value Fund

Investment Objective. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

o	Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund’s shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund’s annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund’s performance. As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -16.24% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2001

---------------------------------------------- -------------- ------------------
                                                  1 year         Life of Fund*
---------------------------------------------- -------------- ------------------
JPMorgan/JNL International Value Fund             -20.33%           -2.20%
SSB PMI Value EPAC Index                          -18.14%           -2.74%
MSCI All Country World Free (ex-U.S.) Index       -20.98%           -3.83%
---------------------------------------------- -------------- ------------------

* The Fund began operations on March 2, 1998.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock's price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser's view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Fund's portfolio.

The sub-adviser manages the Fund actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund's sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. If the sub-adviser uses derivatives in attempting to manage or "hedge" the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a "value" approach, the Fund seeks to invest in stocks the sub-adviser believes are underpriced relative to other stocks considered, determined by comparison of price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using ratios or target prices determined by the sub-adviser based on its analysis, to evaluate companies relative to one another on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

o	Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Performance. The performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund's investment objectives.

The following should be added to the chart in the section entitled "Management Fee" on page 125:

JPMorgan/JNL International Value Fund                 $0 to $50 million                              .975%
                                                      $50 million to $200 million                    .95%
                                                      $200 million to $350 million                   .90%
                                                      Over $350 million                              .85%

PPM America/JNL Value Fund                            $0 to $300 million                             .75%
                                                      $300 million to $500 million                   .70%
                                                      Over $500 million                              .65%

The next page should be added to the section entitled "Financial Highlights" on page 132:

(To be used with NV5526 06/02 and NV4224 06/02.)

NV8067 Rev. 09/02

SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS
MAY 1, 2002
JNL® SERIES TRUST

The following Funds are not available as investment options. However, the Funds are underlying funds in which the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I and the S&P/JNL Aggressive Growth Fund I may invest.

JPMorgan/JNL International Value Fund

Investment Objective. The investment objective of the JPMorgan/JNL International Value Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of non-U.S. companies in developed markets. At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”). The Fund’s industry weightings generally approximate those of the SSB PMI Value EPAC Index, although it does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the sub-adviser’s research, while underweighting or avoiding those that appear overvalued. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.” The sub-adviser considers “emerging markets” to be any country generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation or the United Nations or its authorities. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Foreign investing risk. Foreign investing involves risks not typically associated with U.S. investment. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information and more volatile or less liquid markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than American accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

o	Emerging markets risk. The Fund may invest a portion of its assets in securities of issuers in emerging markets, which involves greater risk. Emerging market countries typically have economic and political systems that are less fully developed, and likely to be less stable, than those of more advanced countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of a government taking private property. Low or nonexistent trading volume in securities of issuers in emerging markets may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

o	Currency risk. The value of the Fund’s shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Fund’s foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

o	Value investing risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Fund’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

Performance. The bar chart and table below show the past performance of the Fund’s shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund’s annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce the Fund’s performance. As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

Annual Total Returns as of December 31

In the period shown in the chart, the Fund's highest quarterly return was 17.86% (4th quarter of 1999) and its lowest quarterly return was -16.24% (1st quarter of 2001).

Average Annual Total Returns as of December 31, 2001

--------------------------------------------- ----------- --------------------
                                                1 year       Life of Fund*
--------------------------------------------- ----------- --------------------
JPMorgan/JNL International Value Fund           -20.33%         -2.20%
SSB PMI Value EPAC Index                        -18.14%         -2.74%
MSCI All Country World Free (ex-U.S.) Index     -20.98%         -3.83%
--------------------------------------------- ----------- --------------------

The SSB PMI Value EPAC Index and MSCI All Country World Free (ex-U.S.) Index are broad-based, unmanaged indices.
* The Fund began operations on March 2, 1998.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                       None
         Maximum Sales Load Imposed on Reinvested Dividends            None
         Deferred Sales Load                                           None
         Redemption Fee                                                None
         Exchange Fee                                                  None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
Management/Administrative Fee                                           1.07%
-------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                                 0.03%
-------------------------------------------------------------------------------
Other Expenses                                                             0%
-------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                    1.10%
-------------------------------------------------------------------------------

* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------
Expense Example
------------------------------------------------------------------------------------------------------
1 Year                                                                                  $112
------------------------------------------------------------------------------------------------------
3 Years                                                                                 $350
------------------------------------------------------------------------------------------------------
5 Years                                                                                 $606
------------------------------------------------------------------------------------------------------
10 Years                                                                               $1,340
------------------------------------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. The JPMorgan/JNL International Value Fund seeks to achieve its investment objective primarily through its stock selection process. Using a variety of quantitative valuation techniques and based on in-house research, the sub-adviser ranks issuers within each industry group according to their relative value. The sub-adviser makes investment decisions using the research and valuation rankings, as well as its assessment of other factors, including: value characteristics such as price-to-book and price-earnings ratios, catalysts that could trigger a change in a stock’s price, potential reward compared to potential risk, and temporary mispricings caused by market overreactions.

Under normal market conditions, the Fund may invest in money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also invest in money market instruments as a temporary defensive measure when, in the sub-adviser’s view, market conditions are, or are anticipated to be, adverse. Doing so may reduce the potential for appreciation in the Fund’s portfolio.

The sub-adviser manages the Fund actively in pursuit of its investment objective. Active trading may increase transaction costs, which may reduce performance.

The Fund may use derivative instruments, such as futures contracts, options and forward currency contracts, for hedging and risk management. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in interest rates, securities prices and global currency markets. Investing in derivative instruments, such as options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, involves special risks. The Fund’s sub-adviser must correctly predict price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund’s portfolio. If the sub-adviser uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

The Fund may invest in when-issued and delayed delivery securities. Actual payment for and delivery of such securities does not take place until some time in the future, i.e., beyond normal settlement. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the JPMorgan/JNL International Value Fund is J.P. Morgan Investment Management Inc. (J.P. Morgan), with principal offices at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly-traded bank holding company. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment adviser to individual and institutional customers.

The Fund has a portfolio management team that is responsible for the day-to-day management of the Fund. The portfolio management team is led by Andrew C. Cormie, Managing Director of J.P. Morgan and Nigel F. Emmett, Vice President of J.P. Morgan. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997. Prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Fund since the inception of the Fund.

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a “value” approach, the Fund seeks to invest in stocks the sub-adviser believes are underpriced relative to other stocks considered, determined by comparison of price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using ratios or target prices determined by the sub-adviser based on its analysis, to evaluate companies relative to one another on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Performance. The performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                   None
         Maximum Sales Load Imposed on Reinvested Dividends        None
         Deferred Sales Load                                       None
         Redemption Fee                                            None
         Exchange Fee                                              None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management/Administrative Fee                                    .85%
--------------------------------------------------------------------------------
Estimated Distribution (12b-1) Expense*                          .01%
--------------------------------------------------------------------------------
Other Expenses                                                     0%
--------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                             .86%
--------------------------------------------------------------------------------

*As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. Your expenses would be higher if these expenses were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
Expense Example
-----------------------------------------------------------------------------
1 Year                                                 $88
-----------------------------------------------------------------------------
3 Years                                               $274
-----------------------------------------------------------------------------
5 Years                                               $477
-----------------------------------------------------------------------------
10 Years                                            $1,061
-----------------------------------------------------------------------------

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund’s investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in “value” stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund’s investment objectives.

For the S&P/JNL Conservative Growth Fund I, S&P/JNL Moderate Growth Fund I and S&P/JNL Aggressive Growth Fund I, the section entitled “The Sub-Adviser and Portfolio Management” should be deleted and replaced in its entirety with the following paragraphs:

The Sub-Adviser and Portfolio Management. The sub-adviser is Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), located at 55 Water Street, New York, New York 10014. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. (“McGraw-Hill”), a publicly traded company with interests in publishing, financial information and financial services. SPIAS is affiliated with Standard & Poor’s (“S&P”), a provider of credit information and ratings which is a division of McGraw-Hill, but operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

David J. Braverman, Peter K. Tsui and Joshua M. Harari share the primary responsibility for the day-to-day management of the Fund. David Braverman has been Vice President of SPIAS since June 2002. Mr. Braverman has served as Senior Director of Standard & Poor’s with responsibility for providing investment advice used for the development of new investment products as well as advisory relationships. He has worked for Standard & Poor’s since 1985. Prior to that, Mr. Braverman worked for S&P’s corporate parent for four years as an economist and as a cash management analyst in the Corporate Treasurer’s office. Mr. Tsui has been a Senior Investment Officer since April 2001. Prior to 2001, Mr. Tsui worked at J.P. Morgan for 19 years. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein. Mr. Harari was employed at Standard & Poor’s from 1986 to 2000. His duties included sharing primary responsibility for the day-to-day management of the S&P/JNL Funds from 1998 to 2000. Prior to 1998, Mr. Harari supervised S&P’s Industrials equity analysts and covered the automotive and capital goods sectors.

The following should be added to the section entitled "Management Fee:"

JPMorgan/JNL International Value Fund    $0 to $50 million             .975%
                                         $50 million to $200 million   .95%
                                         $200 million to $350 million  .90%
                                         Over $350 million             .85%

PPM America/JNL Value Fund               $0 to $300 million            .75%
                                         $300 million to $500 million  .70%
                                         Over $500 million             .65%

The following page should be added to the section entitled "Financial Highlights:"

(To be used with VC2440 Rev. 05/02 and HR105 N/A Rev. 05/02.)

V8072 Rev. 09/02

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2002

JNL® SERIES TRUST

All references to the J.P. Morgan/JNL International & Emerging Markets Fund should be changed to the JPMorgan/JNL International Value Fund, and all references to J.P. Morgan/JNL Enhanced S&P 500 Stock Index Fund should be changed to JPMorgan/JNL Enhanced S&P 500 Stock Index Fund.

         On page 26, in the section entitled "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS," sub-section (8) should be deleted and replaced in its entirety with the following paragraph:

         (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets (not applicable to the AIM sub-advised Funds) by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts. The AIM Funds and the PPM America/JNL Value Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Funds' total assets. (For the AIM sub-advised Funds and the PPM America/JNL Value Fund, this is a non-fundamental restriction.)

On page 28 for the J.P. Morgan/JNL International & Emerging Markets Fund, subsection (a) should be deleted and replaced in its entirety with the following:

        (a) At least 65% of its total assets will be invested, under normal market conditions, in equity securities of foreign issuers included in the Salomon Smith Barney PMI Value EPAC Index (“SSB PMI Value EPAC Index”).

On page 30, in the section entitled “Operating Policies,” the following paragraph should be added:

   For the PPM America/JNL Value Fund:

        (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

        (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

         (c) The Fund may not make short sales of securities (except short sales against the box).

        (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities,but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

        (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

        (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund’s total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund’s total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund’s assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

On page 50, the paragraph on PPM America, Inc. should be deleted and replaced in its entirety with the following paragraph:

         PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Fund, the PPM America/JNL High Yield Bond Fund, the PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund. PPM, an affiliate of JNAM, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

The following paragraph should be added on page 53 as the last paragraph to the sub-section entitled "Investment Advisory and Management Agreement with JNAM:"

         The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders in connection with the establishment of the new Funds of the Trust. In each such case, the Trustees considered the information prepared by JNAM regarding:

        • the services to be provided by JNAM under the amended agreement in respect of such new Funds and
        • the compensation to be paid JNAM for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation:

                 • to both the nature and quality of the services to be provided by JNAM and
                 • to the fees and expenses of other underlying funds of variable annuity products.

The following paragraph should be added on page 55 as the last paragraph to the sub-section entitled “Sub-advisory Agreements with Alliance, Alger, PIMCO, PPM, Putnam and SPIAS:"

The Trustees approved an amendment to the sub-advisory agreement with PPM in May 2002, in connection with the establishment of the PPM America/JNL Value Fund. In approving the amendment to the agreement, the Trustees considered information, prepared by JNAM, regarding the nature of services to be provided with respect to the new Fund by PPM, PPM’s investment performance record with respect to a similar mutual fund portfolio, and fees and expenses of the new Fund in relation to similar underlying funds of variable annuity products.

On page 61 for the Oppenheimer/JNL Global Growth Fund, the sub-advisory fee should be deleted and replaced in its entirety with the following:

Oppenheimer/JNL Global Growth Fund.....   $0 to $350 million.............   .35%
                                          Next $450 million..............   .30%
                                          Over $800 million..............   .25%

The following should be added to page 61:

  PPM America/JNL Value Fund...........   $0 to $50 million..............   .25%
                                          $50 million to $150 million....   .20%
                                          $150 million to $300 million...  .175%
                                          $300 million to $500 million...   .15%
                                          Over $500 million..............  .125%

This Supplement is dated September 30, 2002.

(To be used with V3180 Rev. 05/02)

V8068 Rev. 09/02